Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
Cash and deposits in banks	$ 1,384,477,811	$ 2,335,331,915	$ 1,880,049,576	$ 2,413,599,952
Debt securities at fair value through profit or loss	1,752,113,837	657,238,645
Derivative financial instruments	13,143,270	133,591
Repo transactions	615,582,382	192,852,624
Other financial assets	201,381,389	180,443,674
Other debt securities	430,934,498	2,295,609,430
Financial assets delivered as guarantee	132,891,084	95,353,885
Equity instruments at fair value through profit or loss	3,213,841	2,614,136
FINANCIAL LIABILITIES
Deposits	3,162,954,509	3,686,410,583
Liabilities at fair value through profit or loss	13,825,475	1,638,088
Derivative financial instruments	2,837,879	7,382
Repo transactions	23,601,328	0
Other financial liabilities	374,491,943	420,684,684
Financing received from Central Bank and other financial institutions	19,821,151	7,697,066
Issued corporate bonds	61,677,150	8,683,385
Subordinated corporate bonds	386,937,258	278,813,804
Total financial liabilities	4,373,867,889	4,838,581,282
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Other financial liabilities	374,491,943	420,684,684
Financing received from Central Bank and other financial institutions	19,799,011	7,627,436
Issued corporate bonds	58,864,013	8,456,451
Subordinated corporate bonds	328,227,793	224,617,825
Total financial liabilities	4,175,224,698	4,695,345,662
Financial liabilities mandatorily measured at fair value through profit or loss [member]
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	13,825,475	1,638,088
Derivative financial instruments	2,837,879	7,382
Total financial liabilities	16,663,354	1,645,470
Amortized cost [member]
FINANCIAL ASSETS
Other financial assets	174,990,394	166,404,589
Other debt securities	139,245,136	1,866,140,944
Financial assets delivered as guarantee	107,662,222	95,353,885
Total financial assets	4,074,243,082	4,963,637,430
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	291,689,362	429,468,486
Total financial assets	291,689,362	429,468,486
Fair value with changes in P/L obligatory measure [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	1,752,113,837	657,238,645
Derivative financial instruments	13,143,270	133,591
Other financial assets	26,390,995	14,039,085
Financial assets delivered as guarantee	25,228,862
Equity instruments at fair value through profit or loss	3,213,841	2,614,136
Total financial assets	1,820,090,805	674,025,457
From the non-financial government sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	187,100,670	342,399,722
From the financial sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	20,185,431	5,148,961
From the non-financial private sector and foreign residents - Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	509,621,461	495,523,560
From the non-financial private sector and foreign residents - Savings accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	1,430,030,343	1,307,102,600
From the non-financial private sector and foreign residents - Time deposits and investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	1,048,237,134	1,771,977,942
From the non-financial private sector and foreign residents - Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	175,065,571	111,806,481
Other financial entities [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Repo transactions	23,601,328
Cash [member | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	397,357,431	85,987,793
Financial institutions [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	805,691,627	692,771,013
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	56,037	37,738
BCRA [member] | Amortized cost [member]
FINANCIAL ASSETS
Repo transactions	615,582,382	192,852,624
To the non-financial government sector [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	4,715,710	6,872,050
Other financial institutions [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	9,965,075	2,887,593
To the non-financial private sector and foreign residents - Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	287,899,182	153,368,437
To the non-financial private sector and foreign residents - Documents [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	338,338,841	254,649,736
To the non-financial private sector and foreign residents - Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	165,128,338	192,779,725
To the non-financial private sector and foreign residents - Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	28,127,344	29,836,828
To the non-financial private sector and foreign residents - Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	238,271,939	443,848,226
To the non-financial private sector and foreign residents - Credit cards [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	484,769,569	594,100,838
To the non-financial private sector and foreign residents - Financial leases [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	9,488,598	4,318,607
To the non-financial private sector and foreign residents - Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	266,953,257	181,426,804
Level 1 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	1,731,451,370	643,243,336
Derivative financial instruments	656	59,768
Repo transactions	615,582,382	192,852,627
Other financial assets	26,327,594	13,885,203
Other debt securities	288,936,082	429,468,486
Financial assets delivered as guarantee	25,228,862
Equity instruments at fair value through profit or loss	1,136,009	481,047
Total financial assets	2,073,080,573	1,087,137,840
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	13,825,475	1,638,088
Derivative financial instruments	40,390	7,382
Other financial liabilities	362,362,512	407,263,472
Total financial liabilities	13,865,865	1,645,470
Level 2 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	20,655,451	10,782,004
Derivative financial instruments	13,142,614	73,823
Other debt securities	2,753,280
Total financial assets	36,551,345	10,855,827
FINANCIAL LIABILITIES
Derivative financial instruments	2,797,489
Other financial liabilities	11,631,954	13,614,443
Total financial liabilities	2,797,489
Level 3 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	7,016	3,213,305
Other financial assets	63,401	153,882
Equity instruments at fair value through profit or loss	2,077,832	2,133,089
Total financial assets	$ 2,148,249	$ 5,500,276